Equity - Employee share compensation - Narrative (Details) shares in Millions	12 Months Ended
	Jun. 30, 2025 shares £ / shares	Jun. 30, 2024 shares £ / shares	Jun. 30, 2023 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of executive share options exercisable (in shares) | shares	4.6	3.3	2.5
Exercise price of executive share options exercisable (in GBP per share)	£ 25.12	£ 26.39	£ 24.43
Weighted average remaining contractual life of outstanding share options	6 years	6 years	5 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in GBP per share)	£ 17.09	£ 17.09	£ 17.09
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in GBP per share)	£ 37.63	£ 38.54	£ 38.64
Diageo Long Term Incentive Plan 2025 | Minimum | Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	20.00%
Diageo Long Term Incentive Plan 2025 | Minimum | Other Participant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	25.00%
Diageo Long Term Incentive Plan 2025 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum target level share options plan	100.00%
Compound annual growth in profit before exceptional items over three years | Diageo Long Term Incentive Plan 2023/2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	40.00%
Compound annual growth in organic net sales over three years | Diageo Long Term Incentive Plan 2023/2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	40.00%
Environmental, social and governance priorities | Diageo Long Term Incentive Plan 2023/2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	20.00%